Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 297,175,482.80
Previously Paid Amount	33,814.05
Total Fee Amount	41,039.93
Total Offset Amount	0.00
Net Fee	$ 7,225.88